Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023	Dec. 31, 2022 CNY (¥)	Dec. 31, 2025 HKD ($)
Income Taxes [Line Items]
Unified tax rate	25.00%
Percentage of assessable profit before tax				25.00%
Assessable profit before tax not exceeding				¥ 3,000
Net operating tax loss carry forwards	¥ 15,565	¥ 23,967
Valuation allowance	¥ 36,763	47,003
Percentage of corporate taxpayers benefit	50.00%
Percentage of foreign income tax rate	25.00%
Percentage of income tax	50.00%
Underpayment of tax liability	¥ 100
U.S. [Member]
Income Taxes [Line Items]
Income tax rate	21.00%
Net operating tax loss carry forwards	¥ 1,888	1,888
Hong Kong [Member]
Income Taxes [Line Items]
Income tax rate	8.25%
Income taxes profits earned (in Dollars) | $					$ 2,000
Existing tax rate	16.50%
Net operating tax loss carry forwards	¥ 26,022	¥ 57,157
Singapore [Member]
Income Taxes [Line Items]
Income tax rate	17.00%	17.00%	17.00%
Net operating tax loss carry forwards		¥ 3,253
People's Republic of China [Member]
Income Taxes [Line Items]
Income tax rate	25.00%
Net operating loss	¥ 147,604	195,272
Net operating tax loss carry forwards	¥ 119,694	¥ 132,974
Description of non-resident for PRC tax purpose	If the Company were to be a non-resident for PRC tax purpose, dividends paid to it out of profits earned by PRC subsidiaries after January 1, 2008 would be subject to 10% withholding tax, if no tax treaty is applicable. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate may be reduced to 5%, if the investor holds at least 25% in the Foreign Invested Enterprise (“FIE”); or 10%, if the investor holds less than 25% in the FIE.
Maximum [Member]
Income Taxes [Line Items]
Preferential income tax rate				20.00%
Global Intangible Low Taxed Income [Member]
Income Taxes [Line Items]
Percentage of foreign income tax rate	10.50%